Statements of Net Assets Available for Benefits - EBP 91-0369590 002 [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
ASSETS
Investments, at fair value	$ 19,757,534	$ 17,597,182
Total investments, at fair value	19,757,534	17,597,182
Insurance company contract, at contract value	505,103	626,890
Total investments	20,262,637	18,224,072
Receivables
Notes receivable from participants	345,027	350,427
Total receivables	345,027	350,427
NET ASSETS AVAILABLE FOR BENEFITS	20,607,664	18,574,499
Mutual Fund [Member]
ASSETS
Investments, at fair value	19,497,165	17,200,194
Common Stock [Member]
ASSETS
Investments, at fair value	$ 260,369	$ 396,988